Inventories, Net - Schedule of Inventories, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Inventories, Net [Abstract]
Raw material	¥ 5,918
Finished Goods	1,671
work in progress	2,404
Ginseng	1,970,070
Inventory write-down	(126)
Total	¥ 1,979,937	$ 283,127